Net capital requirements	12 Months Ended
Dec. 31, 2012
Net capital requirements
23.	Net capital requirements

At the beginning of the third quarter of 2012, the Company merged both of its domestic broker-dealers into one broker-dealer, KCA. As a U.S. registered broker-dealer, KCA is subject to the SEC’s Uniform Net Capital Rule, which requires the maintenance of minimum net capital. In 2012, KCA was in compliance with its capital adequacy requirements.

The following table sets forth the net capital levels and requirements for the Company’s U.S. registered broker-dealer subsidiary at December 31, 2012 as filed in its respective regulatory filings (in thousands):

ENTITY	NET CAPITAL	NET CAPITAL REQUIREMENT	EXCESS NET CAPITAL
Knight Capital Americas LLC	$312,005	$20,794	$291,211

The Company’s foreign registered broker-dealers are subject to certain financial resource requirements of either the FSA or the SFC. The following table sets forth the financial resource requirement for the following significant foreign regulated broker-dealer at December 31, 2012 (in thousands):

ENTITY	FINANCIAL RESOURCES	RESOURCE REQUIREMENT	EXCESS FINANCIAL RESOURCES
Knight Capital Europe Limited	$124,329	$37,567	$86,762

Urban must maintain minimum net worth and capitalization levels in accordance with various investor and insurer standards. In 2012, Urban was in compliance with the minimum net worth and capitalization requirements of Government National Mortgage Association (“GNMA”) and the Federal Housing Authority (“FHA”), Urban’s primary oversight authorities in this regard.